Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Operating Activities:
Net Income (Loss)	$ 2,038,261	$ (117,641)
Adjustments to reconcile net income(loss) to cash used in operating activities:
Gain on Sale of Property and Equipment	(228,018)
Depreciation and Amortization	83,043	97,545
Accretion of Debt Discount	67,047
Imputed interest	55,855	43,308
Gain on Derivative Liability	(1,718,507)
Changes in operating assets and liabilities
Accounts Receivable	102,894	(17,813)
Prepaid & Other Current Assets	1,109
Inventory	1,230,287	467,818
Accounts Payable and Accrued Liabilities	(201,692)	410,007
Client Deposits	(1,937,351)	(877,135)
Net Cash Used in Operating Activities	(543,010)	(37,219)
Investing Activities
Proceeds from Sale of Property and Equipment	648,000
Purchase of Property and Equipment		(1,699)
Net Cash Provided by (Used in) Investing Activities	648,000	(1,699)
Financing Activities
Bank Overdraft	(15,830)	15,830
Repayment on Note Payable	(281,843)	(87,977)
Repayment on Line of Credit	(21,361)	(21,361)
Repayment on Capital Leases	(69,433)	(87,943)
Proceeds from Related Parties	110,816	207,630
Repayment to Related Parties		(10,000)
Capital Distribution		(11,000)
Proceeds From Notes Payable	375,000
Net Cash Provided by Financing Activities	97,349	5,179
Net Increase(Decrease) in Cash	202,339	(33,739)
Cash, Beginning of Period		33,739
Cash, End of Period	202,339
Cash Paid during the period for:
Income Taxes
Interest	55,855	43,308
Non-cash investing and financing activities
Stock Issued for Acquisitions	2,000,000
Liabilities Assumed in Recapitalization	$ 1,903,992
Common Shares Issued Upon Conversion of Promissory Notes	412,500
Convertible Notes Issued to Settle Accounts Payable	$ 535,000